Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 0.04	$ 0.04	$ 0.04
Common stock, dividends declared (in dollars per share)	$ 0.68	$ 0.66	$ 0.58